Fair Value Measurements	9 Months Ended
Sep. 30, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

Cloud Computing Arrangements — Technology Purchase Agreements

In accordance with ASC 820, “Fair Value Measurements and Disclosures”, the Company uses various inputs to measure the fair value of its stock-based compensation liability resulting from the cash-settled written put options related to the MSA with Artemis and the SaaS with EVEMeta on a recurring basis to determine the fair value of these liabilities. The Company determines the fair value of the stock-based compensation liability using a Monte Carlo simulation.

Further, as of May 12, 2025, the Company completed a fair value measurement for the cash settlement provision of its agreements with Artemis and EVEMeta, the liability classified award, using a Monte Carlo simulation model as a result of the amendment of the agreements and determined a total fair value measurement of $2,942,136. The Company recognized a stock-based compensation liability from the total fair value only to the extent in which services were provided to the Company through the amendment date, which resulted in partial recognition and was an estimate by the Company as of period end. This resulted in the recognition of a stock-based compensation liability of $116,669 as of May 12, 2025, of which $72,277 was recognized as an increase during the period April 1, 2025 to May 12, 2025 to the existing stock-based compensation liability of $44,392 as of March 31, 2025. Of the total of $72,277, $41,331 was capitalized to capitalized implementation costs and $30,946 was expensed as a software expense. These amounts did not have an impact on the balance of the Company’s stockholders’ equity. Lastly, as a result of the amendment, the stock-based compensation liability was settled and no longer exists as of May 12, 2025. Please refer to Note 2 for further details on the modification and settlement of the stock-based compensation liability.

The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2025. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

Stock-Based Compensation Liability
Balance as of December 31, 2024	$—
Change in fair value – Capitalized Implementation Costs	35,340
Change in fair value – Software Expense	9,052
Balance as of March 31, 2025	$44,392
Change in fair value – Capitalized Implementation Costs	41,331
Change in fair value – Software Expense	30,946
Settlement of Stock-Based Compensation Liability	(116,669)
Balance as of June 30, 2025	$—
Balance as of September 30, 2025	$—

The key inputs for the Monte Carlo simulation for the stock-based compensation liability as of May 12, 2025 were as follows:

Stock-Based Compensation Liability: Key Valuation Inputs*
Valuation Date Stock Price	$0.59
Volatility	102%
Risk-Free Rate	4.08%
Credit Risk Adjusted Rate	13.90%
Time period (years)	—

____________

*        The valuation was based on a Monte Carlo simulation analysis of 100,000 iterations.

Private Investment into Public Entity (PIPE)

On July 24, 2025, the Company entered into a Securities Purchase Agreement with investors for the PIPE Offering of 15,000 shares of its Series B Preferred Stock and an aggregate of 15,923,567 PIPE Warrants to acquire up to 15,923,567 shares of Common Stock. The PIPE Offering closed on July 30, 2025. Additionally, the Company issued a total of 1,057,543 Placement Agent Warrants to acquire up to 1,057,543 shares of Common Stock at an exercise price of $0.942 per share, and 536,093 H.C. Wainwright Warrants to acquire up to 536,093 shares of Common Stock at an exercise price of $1.884 per share.

The fair value of the PIPE Warrants, Placement Agent Warrants and H.C. Wainwright Warrants was estimated using the Black-Scholes option pricing model, a Level 3 measurement. Please refer to the PIPE section in Note 5.

Pre-Funded Warrants

On September 2, 2025, the Company invested $4,000,000 in Pre-Funded Warrants of CleanCore Solutions, Inc. with a purchase price of $1 per warrant. The exercise price of the warrants is $0.0001 per share and each warrant is for one share of Class B Common Stock of CleanCore Solutions, Inc., a publicly traded company. The investment is accounted for as an equity security under ASC 321, Investments — Equity Securities, and is measured at the fair value of the consideration that was transferred, which was $4,000,000 in cash, with changes in fair value recognized in earnings. As of September 30, 2025, the investment had a carrying value of $8,080,000, based on the quoted market price of CleanCore’s Class B Common Stock on the NYSE American Exchange, a Level 1 measurement. Please refer to Notes 1 and 10.

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Fair Value	Level 1	Level 2	Level 3
Investment in Equity Securities	$8,080,000	$8,080,000	$—	$—
December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Investment in Equity Securities	$—	$—	$—	$—